Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.40%	18.30%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.40%	13.70%	15.90%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.40%	17.80%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.80%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.40%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.40%	29.40%	22.90%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.30%	15.70%